Goodwill and Intangible Assets - Intangible Assets by Type (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Intangible Assets by Major Class [Line Items]
Gross carrying amount		$ 6,762	$ 7,029
Accumulated amortization		(2,920)	(2,902)
Net carrying amount		3,842	4,127	$ 4,452
Finite-lived Intangible Assets
Intangible Assets by Major Class [Line Items]
Gross carrying amount		4,097	4,354
Accumulated amortization		(2,920)	(2,902)
Net carrying amount		$ 1,177	1,452
Finite-lived Intangible Assets | Weighted Average
Intangible Assets by Major Class [Line Items]
Remaining weighted- average amortization period		10 years
Finite-lived Intangible Assets | Customer relationships
Intangible Assets by Major Class [Line Items]
Gross carrying amount		$ 1,709	1,945
Accumulated amortization		(1,351)	(1,481)
Net carrying amount		$ 358	464
Finite-lived Intangible Assets | Customer relationships | Weighted Average
Intangible Assets by Major Class [Line Items]
Remaining weighted- average amortization period		11 years
Finite-lived Intangible Assets | Customer contracts—Investment Services
Intangible Assets by Major Class [Line Items]
Gross carrying amount		$ 2,313	2,328
Accumulated amortization		(1,503)	(1,354)
Net carrying amount		$ 810	974
Finite-lived Intangible Assets | Customer contracts—Investment Services | Weighted Average
Intangible Assets by Major Class [Line Items]
Remaining weighted- average amortization period		10 years
Finite-lived Intangible Assets | Other
Intangible Assets by Major Class [Line Items]
Gross carrying amount		$ 75	81
Accumulated amortization		(66)	(67)
Net carrying amount		$ 9	14
Finite-lived Intangible Assets | Other | Weighted Average
Intangible Assets by Major Class [Line Items]
Remaining weighted- average amortization period		3 years
Indefinite-lived Intangible Assets
Intangible Assets by Major Class [Line Items]
Gross carrying amount	[1]	$ 2,665	2,675
Net carrying amount	[1]	2,665	2,675
Indefinite-lived Intangible Assets | Customer relationships
Intangible Assets by Major Class [Line Items]
Gross carrying amount	[1]	1,307	1,315
Net carrying amount	[1]	1,307	1,315
Indefinite-lived Intangible Assets | Trade name
Intangible Assets by Major Class [Line Items]
Gross carrying amount	[1]	1,358	1,360
Net carrying amount	[1]	$ 1,358	$ 1,360

[1]	Intangible assets not subject to amortization have an indefinite life.